Document and Entity Information Document	Apr. 27, 2020
Cover [Abstract]
Document Type	8-K
Document Period End Date	Apr. 27, 2020
Entity Registrant Name	CNX Midstream Partners LP
Entity Central Index Key	0001610418
Amendment Flag	false
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36635
Entity Tax Identification Number	47-1054194
Entity Address, Address Line One	1000 CONSOL Energy Drive
Entity Address, City or Town	Canonsburg
Entity Address, State or Province	PA
Entity Address, Postal Zip Code	15317-6506
City Area Code	724
Local Phone Number	485-4000
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Units Representing Limited Partner Interests
Trading Symbol	CNXM
Security Exchange Name	NYSE
Entity Emerging Growth Company	false